Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following (in thousands):
	December 31,
	2022	2021
Office equipment	$754	$602
Research and development equipment	4,106	4,043
	4,860	4,645
Less: Accumulated depreciation	(4,529)	(4,457)
	$331	$188